Non-current financial assets (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of financial assets [abstract]
Schedule of Changes in Non-current Financial Assets
The change in non-current financial assets breaks down as follows:

(in thousands of euros)	Security deposits paid
Net book value as of Net book value as of December 31, 2024	406
Additions	3
Decreases	—
Reclassification	—
Currency translation adjustments	(1)
Net book value as of June 30, 2025	409